Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Convertible Notes

The balance of the convertible notes as of March 31, 2025, and December 31, 2024, is as follows:

	March 31,	December 31,
	2025	2024
Convertible notes payable	$43,138	$43,138
Less: Discount	-	-
Convertible notes payable, net	$43,138	$43,138

The balance of the convertible notes as of December 31, 2024, and December 31, 2023, is as follows:

	December 31,	December 31,
	2024	2023
Convertible notes payable	$43,138	$44,939
Less: Discount	-	9,916
Convertible notes payable, net	$43,138	$35,023

Schedule of Promissory Notes

The balance of the promissory notes as of March 31, 2025, and December 31, 2024, is as follows:

	March 31,	December 31,
	2025	2024
Promissory notes payable	$19,722,931	$19,722,931
Promissory notes payable-related party	7,800	7,800
Promissory notes payable, net	$19,730,731	$19,730,731

The balance of the promissory as of December 31, 2024, and December 31, 2023, is as follows:

	December 31,	December 31,
	2024	2023
Promissory notes payable	$19,730,731	$19,730,731
Less: Discount	-	2,100,966
Less: Deferred finance costs	-	15,798
Promissory notes payable, net	$19,730,731	$17,613,966

Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation

The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:

March 31,
2025
Common stock issuable	182,438
Market value of common stock on measurement date	$0.032
Adjusted exercise price	$0.06
Risk free interest rate	4.08%
Instrument lives in years	0.50 Year
Expected volatility	271.10%
Expected dividend yields	None

The Company determined the fair values of the embedded convertible notes derivatives and tainted convertible notes using the lattice valuation model with the following assumptions:

December 31,
2024
Common stock issuable	180,346
Market value of common stock on measurement date	$0.026
Adjusted exercise price	$0.06
Risk free interest rate	4.26%
Instrument lives in years	0.25 Year
Expected volatility	7.80%
Expected dividend yields	None

Schedule of Fair Value of the Derivative Liability

The balance of the fair value of the derivative liability as of March 31, 2025, and December 31, 2024, is as follows:

Balance at December 31, 2023	$2,146
Additions	-
Fair value loss	2,543
Conversions	-
Balance at December 31, 2024	4,689
Additions	-
Fair value gain	1,149
Conversions	-
Balance at March 31, 2025	$5,838

The balance of the fair value of the derivative liability as of December 31, 2024, and December 31, 2023, is as follows:

Balance at December 31, 2022	$6,944
Additions	-
Fair value loss	(3,450)
Conversions	(1,348
Balance at December 31, 2023	2,146
Additions	-
Fair value gain	2,543
Conversions	-
Balance at December 31, 2024	$4,689